Lease Arrangements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) item
Lease Arrangements
Number of vessels , generated revenue results | item	71
Future minimum revenue expected to be earned
2022	$ 850,851
2023	753,705
2024	551,119
2025	310,347
2026	204,493
2027 and thereafter	182,316
Total future rentals	$ 2,852,831